INCOME TAXES - Net deferred tax assets (Details)	Dec. 31, 2021 USD ($)
Deferred tax assets:
Net Operating Loss	$ 31,892
Sec. 195 Start-up Costs	88,493
Total Deferred Tax Assets	120,385
Deferred Tax Liability
Unrealized gain on Investment in Trust Account	(1,855)
Total Deferred Tax Liabilities	1,855
Less: Valuation allowance	$ (118,531)